SHAREHOLDER'S CAPITAL - RSU and DSU Activity (Details)	12 Months Ended
Dec. 31, 2024 Option $ / shares
RSUs
Disclosure Of Other Equity Instruments In Share-Based Payment Arrangement [Line Items]
Number of other equity instruments outstanding at beginning of period | Option	2,311,761
Number of other equity instruments granted | Option	1,932,287
Number of other equity instruments settled | Option	(2,286,539)
Number of other equity instruments forfeited | Option	(56,870)
Number of other equity instruments outstanding at end of period | Option	1,900,639
Number of other equity instruments expected to vest | Option	1,674,430
Weighted average exercise price of other equity instruments outstanding at beginning of period (US$ per share) | $ / shares	$ 30.74
Weighted average exercise price of other equity instruments granted (US$ per share) | $ / shares	36.95
Weighted average exercise price of other equity instruments settled (US$ per share) | $ / shares	32.63
Weighted average exercise price of other equity instruments forfeited (US$ per share) | $ / shares	31.66
Weighted average exercise price of other equity instruments outstanding at end of period (US$ per share) | $ / shares	34.75
Weighted average exercise price of other equity instruments vested and expected to vest (US$ per share) | $ / shares	$ 34.99
DSUs
Disclosure Of Other Equity Instruments In Share-Based Payment Arrangement [Line Items]
Number of other equity instruments outstanding at beginning of period | Option	90,533
Number of other equity instruments granted | Option	30,813
Number of other equity instruments settled | Option	0
Number of other equity instruments forfeited | Option	0
Number of other equity instruments outstanding at end of period | Option	121,346
Number of other equity instruments expected to vest | Option	121,346
Weighted average exercise price of other equity instruments outstanding at beginning of period (US$ per share) | $ / shares	$ 30.02
Weighted average exercise price of other equity instruments granted (US$ per share) | $ / shares	37
Weighted average exercise price of other equity instruments settled (US$ per share) | $ / shares	0
Weighted average exercise price of other equity instruments forfeited (US$ per share) | $ / shares	0
Weighted average exercise price of other equity instruments outstanding at end of period (US$ per share) | $ / shares	31.79
Weighted average exercise price of other equity instruments vested and expected to vest (US$ per share) | $ / shares	$ 31.79